Schedule of amounts related to discontinued operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Operating activities	£ (6,008)	£ (9,301)	£ (6,489)
Investing activities	(278)	2,574	(3,807)
Financing activities	8,805	3,084	18,733
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net cash flow from discontinued operations	0	0	(947)
Operating activities
Investing activities	0	0	(947)
Financing activities	£ 0	£ 0	£ 0